Share based compensation (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, number of shares, Beginning
Weighted-Average Exercise Price Per Share, beginning
Granted	436,226	120,002
Weighted average fair value, granted	$ 10.02	$ 4.39
Vested and issued	(436,226)	(120,002)
Weighted average fair value, vested and issued		$ 4.39
Ccanceled and forfeited
Weighted average fair value, canceled and forfeited
Options Outstanding, number of shares, Ending
Weighted-Average Exercise Price Per Share, Ending
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, number of shares, Beginning	7,409,701
Weighted-Average Exercise Price Per Share, beginning	$ 2.16
Granted	825,000	7,415,262
Weighted average fair value, vested and issued	$ 10.02
Ccanceled and forfeited	50,197	5,561
Options Outstanding, number of shares, Ending	8,184,504	7,409,701
Weighted-Average Exercise Price Per Share, Ending	$ 2.76	$ 2.16